Liabilities related to business combinations and to non-controlling interests - Additional Information (Details) € in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)
Disclosure Of Liabilities Related To Business Combinations And To Noncontrolling Interests [line items]
Fair value of contingent consideration payable		€ 779	€ 714	€ 605	€ 800
Commitments relating to contingent consideration in connection with business combinations		604	689	1,043
Bayer contingent consideration
Disclosure Of Liabilities Related To Business Combinations And To Noncontrolling Interests [line items]
Payment to sale of business period	10 years
Milestone payment period	2021
Fair value of contingent consideration payable		€ 26	59	104
Increase in fair value of liability		1.00%
Bayer contingent consideration | Top of range
Disclosure Of Liabilities Related To Business Combinations And To Noncontrolling Interests [line items]
Potentiel payments related to percentage of sales of alemtuzumab | $	$ 1,250,000,000
MSD contingent consideration (European vaccines business)
Disclosure Of Liabilities Related To Business Combinations And To Noncontrolling Interests [line items]
Fair value of contingent consideration payable		€ 204	269	312
Increase in fair value of liability		1.00%
Fair value of contingent consideration payable		€ 204	269	312	385
Shire contingent consideration
Disclosure Of Liabilities Related To Business Combinations And To Noncontrolling Interests [line items]
Increase in fair value of liability		13.00%
Amunix
Disclosure Of Liabilities Related To Business Combinations And To Noncontrolling Interests [line items]
Increase in fair value of liability		1.00%
Fair value of contingent consideration payable		€ 165	€ 0	€ 0	€ 0